CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	$ 6,258,699
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on marketable securities held in Trust Account	(17,626)
Unrealized loss on marketable securities held in Trust Account	3,558
Change in fair value of derivative liability	(7,144,117)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	(43,030)
Accrued expenses	59,369
Net cash provided by operating activities	(797,087)
Net change in cash and cash equivalents	(797,087)
Cash and cash equivalents at beginning of period	1,061,717
Cash and cash equivalents at end of period	$ 264,630
Non-cash investing and financing activities:
Change in value of Class A ordinary share subject to possible redemption	$6,258,696